CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 CNY (¥)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)		Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income		¥ 33,386		$ 4,775	¥ 17,227		¥ 10,002
Adjustments to reconcile net income to cash provided by operating activities:
Share-based compensation		2,270		325	2,042		1,834
Amortization of debt issuance cost		96		14	109
Equity in income of affiliates		(353)		(50)	(2,828)		(1,072)
Loss/(Gain) from disposal of property, equipment and software		(5)		(1)	12		25
Gain from acquirement of business or disposal of long-term investments		(15,409)		(2,203)	(12)		(11)
Impairments of long-term investments		35		5	122		115
Changes in fair value for equity securities investment and exchangeable senior notes		(3,954)		(565)	(1,082)		1,507
(Gain)/Loss from foreign currency forwards		256		37	(218)		(22)
Gain from the fair value remeasurement upon the discontinuance of the available-for-sale debt investments		(143)		(20)
Tax on capital gain of disposal of an equity method investment		2,073		296
Allowance for credit losses		477		68	330		79
Depreciation of property, equipment and software		647		93	655		627
Amortization of intangible assets and land use rights		198		28	196		190
Amortization of right of use assets		250		36	256		235
Deferred income tax expenses/(benefits)		289		41	(505)		(761)
Changes in current assets and liabilities, net of effects of business acquisitions and disposals:
Increase in accounts receivable		(2,409)		(344)	(1,145)		(6,026)
(Increase)/Decrease in due from related parties		(551)		(79)	33		(936)
Increase in prepayments and other current assets		(5,679)		(812)	(2,415)		(2,101)
(Increase)/Decrease in long-term receivables		(81)		(12)	188		(84)
Increase/(Decrease) in accounts payable		2,136		305	(203)		8,977
Increase/(Decrease) in due to related parties		(53)		(8)	94		147
Increase/(Decrease) in salary and welfare payable		600		86	(68)		1,432
Increase/(Decrease) in taxes payable		(91)		(13)	160		1,203
Increase in advances from customers		4		1	3,869		5,129
Increase in accrued liability for rewards program		810		116	1,408		648
Increase/(Decrease) in other payables and accruals		(420)		(60)	1,400		867
Net cash provided by operating activities		14,379		2,059	19,625		22,004
Cash flows from investing activities:
Purchase of property, equipment and software		(797)		(114)	(591)		(606)
Disposal of property, equipment and software		7		1
Cash paid for long-term investments		(22,139)		(3,166)	(6,776)		(9,153)
Cash (paid)/received for business combinations, net of cash acquired		(753)		(108)	1,217		0
Cash received from disposal of short-term investments		163,561		23,389	53,970		11,141
Cash paid for short-term investments		(175,699)		(25,125)	(63,230)		(7,314)
Cash received from loans to the users		9,053		1,295	6,661		24,523
Cash paid for loans to the users		(10,419)		(1,490)	(7,864)		(25,018)
Net change in loans to the users with terms of less than three months		(281)		(40)	(453)		(428)
Cash received from disposal of long-term investments		33,286		4,760	11,014		12,774
Net cash provided by/(used in) investing activities		(4,181)		(598)	(6,052)		5,919
Cash flows from financing activities:
Proceeds from short-term bank loans		34,410		4,921	31,775		34,562
Repayment of short-term bank loans		(36,285)		(5,189)	(35,050)		(40,756)
Proceeds from long-term bank loans		22		3	44		11,915
Repayment of long-term loans, including current portion		(8,565)		(1,225)	(14,860)		(7,682)
Proceeds from exercise of share options		493		70	1,726		399
Cash paid for acquisition of additional equity interests of subsidiaries		(218)		(31)	(198)		(264)
Cash paid for repurchasing of ordinary shares		(4,396)		(629)	(2,172)		(1,617)
Proceeds from issuance of convertible notes					10,737
Cash paid for settlement of convertible notes		(1,841)		(263)	(1,260)		(72)
Proceeds from securitization debt and other investors		3,140		449	2,548		968
Dividends distribution		(1,423)		(204)
Net cash used in financing activities		(14,663)		(2,098)	(6,710)		(2,547)
Effect of foreign exchange rate changes on cash and cash equivalents, restricted cash		(177)		(27)	247		120
Net increase/(decrease) in cash and cash equivalents, restricted cash		(4,642)		(664)	7,110		25,496
Cash and cash equivalents, restricted cash, beginning of year		51,093	[1]	7,306	43,983	[1]	18,487
Cash and cash equivalents, restricted cash, end of year	[1]	46,451		6,642	51,093		43,983
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes		5,740		821	2,700		1,290
Cash paid for interest		854		122	1,653		1,889
Supplemental schedule of non-cash investing and financing activities
Conversion of convertible notes		28		4	6
Non-cash consideration paid for business acquisitions, investments and non-controlling interest		(378)		(54)	(1,870)
Accruals related to purchase of property, equipment and software		(38)		(5)	¥ (41)		(36)
Unpaid cash consideration for business acquisitions and acquisition of additional equity interest of a subsidiary		¥ (313)		$ (45)			¥ (1)

[1]	As of December 31, 2023, cash and cash equivalents and restricted cash are RMB41.6 billion and RMB2.4 billion respectively.